Tooling and Equipment, Net - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	$ 98,348	$ 135,827	$ 468,817	$ 468,823
Tooling and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and Amortization			$ 409,421	$ 400,790